TRADE ACCOUNTS RECEIVABLE, NET - Aging list of gross trade accounts receivable (Details) - Soluciona TI - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Aging of gross trade accounts receivable
Unsecured residual values resulting in benefits to the lessor	R$ 0
Contingent payments recognized as revenue	0
Trade accounts receivable
Aging of gross trade accounts receivable
Nominal amount receivable	434,743	R$ 611,384
Present value of accounts receivable	401,129	R$ 608,379
Trade accounts receivable | 2018/Falling due within one year/Up to 1 year
Aging of gross trade accounts receivable
Nominal amount receivable	229,981
Present value of accounts receivable	229,981
Trade accounts receivable | Falling due between one year and five years
Aging of gross trade accounts receivable
Nominal amount receivable	204,762
Present value of accounts receivable	R$ 171,148